Trade Receivables, Net - Schedule of Three-level Provision Matrix (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Three-level Provision Matrix [Line Items]
Trade Receivables, net	$ 1,064	$ 1,199
Expected Credit Loss [ECL]	$ 6	$ 55
Key customers IL [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate	0.10%	0.10%
Trade Receivables, net	$ 993	$ 1,015
Expected Credit Loss [ECL]	$ 1	$ 1
Other customers [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate	3.50%	3.50%
Trade Receivables, net	$ 71	$ 184
Expected Credit Loss [ECL]	$ 2	$ 6
Specific provision [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate
Trade Receivables, net
Expected Credit Loss [ECL]	$ 3	$ 48